Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000088645
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class C
Average Annual Return, Percent	10.41%		3.79%	3.64%
C000034316
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class I
C000002902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class A
Average Annual Return, Percent	5.60%		3.32%	3.78%
Without Sales Load [Member] | C000088645
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%		4.55%	4.40%
Without Sales Load [Member] | C000002904
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%		3.79%	3.64%
Without Sales Load [Member] | C000034316
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%		5.02%	4.82%
Without Sales Load [Member] | C000002902
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%		4.55%	4.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	8.49%